PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
PERSONNEL EXPENSES
Schedule of Personnel Expenses

	2019	2020	2021
Salaries and related benefits	7,945	8,272	8,661
Vacation pay, incentives, and other benefits	3,538	4,321	4,999
Periodic pension benefit cost (Note 30)	840	804	1,137
Net periodic post-employment health care benefit cost (Note 30)	167	253	263
Obligation under the Labor Law (Note 30)	136	258	254
LSA expense (Note 31)	290	290	153
Other post-employment benefit cost (Note 30)	33	81	23
Long service employee benefit cost (Note 30)	—	53	3
Others	63	58	31
Total	13,012	14,390	15,524